Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Goodwill
Impairment charge for goodwill	$ 0		$ 0
Impairment of Long-Lived Assets
Impairment charges for long-lived assets	2
Account activity related to closed facilities
Balance at beginning of fiscal year	8	9	5
Additions charged to costs and expenses	5	5	7
Payment of rental obligations and other	(8)	(6)	(3)
Balance at end of fiscal year	5	8	9
Revenue Recognition
Deferral period of customer framing revenue	9 days	10 days	13 days
Deferred framing revenue	9	8
Maximum period allowed for return of merchandise	60 days
Sales returns reserve	3	3
Increase in deferred revenue associated with outstanding gift cards	3
Deferred revenue associated with outstanding gift cards	36	33
Revenue recognized from gift card breakage	3	3	1
Selling, General and Administrative Expense
Advertising expenses	181	179	183
Income Taxes
Valuation allowance recorded against deferred tax assets	9	10
ScrapHD
Goodwill
Impairment charge for goodwill		1
Impairment of Long-Lived Assets
Impairment charges for long-lived assets		$ 7